INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 20,578,418	$ 26,755,838
Deferred tax assets to be recovered after 12 months	13,595,625	18,468,967
Deferred tax liabilities [Abstract]
Deferred tax liabilities taxable after more than 12 months	(247,311,283)	(255,851,636)
Deferred tax liabilities taxable after 12 months	(27,328,718)	(24,445,682)
Deferred tax liabilities, net	$ (240,465,958)	$ (235,072,513)